Convertible debentures (Details 2) - Convertible Debentures [Member] - $ / shares		12 Months Ended
		Aug. 31, 2021		Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Share price				$ 0.84
Discount for lack of marketability				21.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price	[1]	$ 0.62
Risk-free interest rate		0.10%	[1]	0.13%
Discount for lack of marketability	[1]	6.00%
Remaining term (in years)		9 months 21 days	[1]	1 year 4 months 28 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price	[1]	$ 0.83
Risk-free interest rate		0.15%	[1]	0.14%
Discount for lack of marketability	[1]	15.00%
Remaining term (in years)		1 year 4 months 13 days	[1]	1 year 11 months 19 days

[1]	The range provided for the year ended August 31, 2021 refers to the range used for each assumption for the fair value at the date of the conversions during the year as the balance is $nil at year end.